Commitments and Contingencies (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 29, 2025	Jun. 30, 2025
Commitments and Contingencies [Line items]
Seek damages		$ 124,000
Equity investment		1,000,000,000,000
Amount of claim	$ 124,000
Provision for accrued		$ 0
Operating Lease Agreements for Offices [Member]
Commitments and Contingencies [Line items]
Operating leases initial terms		1 year